Financial assets at fair value through profit or loss - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jul. 22, 2019 USD ($)
Financial assets at fair value through profit or loss [line items]
Proceeds from equity investments disposal	$ 2,492,169		$ 0	$ 0
Profit on equity securities disposal	$ 3,821,089		$ 0	$ 0
Prisma Medios de Pago S.A. [Member]
Financial assets at fair value through profit or loss [line items]
Equity instruments number of shares transferred | shares	2,344,064	2,344,064
Equity instruments shares transferred nominal value | $ / shares	$ 1
Equity investments disposal consideration		$ 78,265,273
Proceeds from equity investments disposal		$ 46,457,210
Equity investments disposal payments term	Unpaid balance shall be deferred over the following 5 (five) years and settle as follows: (i) 30% of that amount shall be paid in pesos, adjusted by Reference Stabilization Coefficient -an index based on CPI- (CER) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%.	Unpaid balance shall be deferred over the following 5 (five) years and settle as follows: (i) 30% of that amount shall be paid in pesos, adjusted by Reference Stabilization Coefficient -an index based on CPI- (CER) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10%.
Equity securities at cost					$ 76,947,895.33
Profit on equity securities disposal	$ 3,821,089